UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [X]; Amendment Number: 1
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Katahdin Capital
Address:	 540 Madison Ave, Suite 30A
		 New York, NY 10022
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Mikhail Munenzon
Title:	Chief Compliance Officer
Phone:	(212) 380-4220
Signature,       		Place,         	and Date of Signing
Mikhail Munenzon 		New York	May 19, 2005

This amendment is a restatement of the previously filed 13F holdings report. It also adds new holdings entries.

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	33
Form 13F Information Table Value Total:	$95,409,951

List of Other Included Managers:
NONE

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FORM 13F INFORMATION TABLE

                                                       VALUE    SHRS OR  SH/ PUT/INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000) PRN AMT  PRN CALLDISCRETION  MANAGERS   SOLE  SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAP MGMT HLDG L P   UNIT LTD PARTN  01855A101   5719295   121300 SH            SOLE            121300       0    0
ALTRIA GROUP INC             COM             02209S103    961233    14700 SH            SOLE             14700       0    0
ANNALY MTG MGMT INC          COM             035710409   1994188   106300 SH            SOLE            106300       0    0
APPLIED MATERIALS            COM             038222105    130000     8000 SH            SOLE              8000       0    0
APRIA HEALTHCARE GROUP INC   COM             037933108   6048282   188420 SH            SOLE            188420       0    0
BERKSHIRE HATHAWAY INC DEL   CL B            084670207    739704      259 SH            SOLE               259       0    0
BERKSHIRE HATHAWAY INC DEL   CL A            084670108    696000        8 SH            SOLE                 8       0    0
CITIGROUP INC                COM             172967101   3106208    69119 SH            SOLE             69119       0    0
COCA COLA CO                 COM             191216100   6875550   165000 SH            SOLE            165000       0    0
COLGATE PALMOLIVE CO         COM             194162103   7011648   134400 SH            SOLE            134400       0    0
CORINTHIAN COLLEGES INC      COM             218868107   1658460   105500 SH            SOLE            105500       0    0
COSTCO WHSL CORP NEW         COM             22160K105   3419532    77400 SH            SOLE             77400       0    0
DIAGEO PLC                   SPON ADR NEW    25243Q205   3442450    60500 SH            SOLE             60500       0    0
DONNELLEY R R & SONS CO      COM             257867101   3611194   114206 SH            SOLE            114206       0    0
FEDERAL NATL MTG ASSN        COM             313586109   2417580    44400 SH            SOLE             44400       0    0
FIDELITY NTL FINL INC        COM             316326107    417976    12689 SH            SOLE             12689       0    0
FISHER SCIENTIFIC INTL INC   COM             338032204   1263624    22200 SH            SOLE             22200       0    0
HEALTH MGMT ASSOC INC NEW    CL A            421933102   7612097   290760 SH            SOLE            290760       0    0
LAZARE KAPLAN INTL           COM             521078105    513450    45000 SH            SOLE             45000       0    0
MAGELLAN HEALTH SVCS INC     COM NEW         559079207    544800    16000 SH            SOLE             16000       0    0
MARSH & MCLENNAN COS INC     COM             571748102   5858892   192600 SH            SOLE            192600       0    0
MCDERMOTT INTL INC           COM             580037109   1289133    68100 SH            SOLE             68100       0    0
MCDONALDS CORP               COM             580135101   2210940    71000 SH            SOLE             71000       0    0
MICROSOFT CORP               COM             594918104   1611656    66680 SH            SOLE             66680       0    0
MOHAWK INDS INC              COM             608190104   5546940    65800 SH            SOLE             65800       0    0
PITNEY BOWES INC             COM             724479100    225600     5000 SH            SOLE              5000       0    0
RINKER GROUP LTD             SPONSORED ADR   76687M101   4771003    56940 SH            SOLE             56940       0    0
ST PAUL TRAVELERS INC        COM             792860108   4010512   109189 SH            SOLE            109189       0    0
STATE STREET CORP            COM             857477103    306040     7000 SH            SOLE              7000       0    0
STREETTRACKS GOLD TR         GOLD SHS        863307104   3584034    83700 SH            SOLE             83700       0    0
UNITED STATES STL CORP NEW   COM             912909108    325440     6400 SH            SOLE              6400       0    0
WAL-MART STORES              COM             931142103   2776094    55400 SH            SOLE             55400       0    0
WARNACO GROUP INC            COM NEW         934390402   4710398   195940 SH            SOLE            195940       0    0


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